Stockholders' Equity (Deficit) (Details 1) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants
Balance outstanding, begining	50,000	1,200,000	1,200,000
Granted	290,833	2,138,904	387,500
Exercised	(340,833)	(3,288,904)	(387,500)
Forfeited/expired
Balance outstanding, ending		50,000	1,200,000
Exercisable, ending		50,000	1,800,000
Weighted Average Exercise Price
Granted	$ 0.03	$ 0.021	$ 0.135
Exercised	0.03	0.066	0.015
Forfeited/expired	0.03
Exercisable, ending		$ 0.030	$ 0.150
Weighted Average Remaining Contractual Term (Years)
Balance outstanding, Begining	2 years 11 months 26 days	2 years 11 months 26 days	4 years 1 month 27 days
Granted	3 years 26 days	2 years 10 months 28 days	2 years 2 months 16 days
Exercised	3 years 22 days	3 years 1 month 24 days	4 years 2 months 27 days
Forfeited/expired		0 years	0 years
Balance outstanding, ending	2 years 11 months 26 days	2 years 11 months 26 days	4 years 1 month 27 days
Exercisable, ending		2 years 11 months 26 days